Note Revenue from contracts with customers - Revenue strems (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Service charges on deposit accounts
Revenue From Contract With Customer Excluding Assessed Tax	$ 150,677	$ 153,709	$ 160,836
BPPR
Revenue From Contract With Customer Excluding Assessed Tax	333,007	312,527	333,337
BPPR | Service charges on deposit accounts
Revenue From Contract With Customer Excluding Assessed Tax	137,062	140,342	147,874
BPPR | Debit card fees
Revenue From Contract With Customer Excluding Assessed Tax	45,139	41,851	45,203
BPPR | Insurance fees, excluding reinsurance
Revenue From Contract With Customer Excluding Assessed Tax	33,951	31,030	43,356
BPPR | Credit card fees excluding late fees and membership fees
Revenue From Contract With Customer Excluding Assessed Tax	74,609	56,938	56,231
BPPR | Sale and administration of investment products
Revenue From Contract With Customer Excluding Assessed Tax	21,895	21,958	21,450
BPPR | Trust fees
Revenue From Contract With Customer Excluding Assessed Tax	20,351	20,408	19,223
Popular U.S.
Revenue From Contract With Customer Excluding Assessed Tax	19,238	18,187	17,529
Popular U.S. | Service charges on deposit accounts
Revenue From Contract With Customer Excluding Assessed Tax	13,615	13,367	12,962
Popular U.S. | Debit card fees
Revenue From Contract With Customer Excluding Assessed Tax	1,035	870	1,038
Popular U.S. | Insurance fees, excluding reinsurance
Revenue From Contract With Customer Excluding Assessed Tax	3,667	3,060	2,842
Popular U.S. | Credit card fees excluding late fees and membership fees
Revenue From Contract With Customer Excluding Assessed Tax	921	890	687
Popular U.S. | Sale and administration of investment products
Revenue From Contract With Customer Excluding Assessed Tax	0	0	0
Popular U.S. | Trust fees
Revenue From Contract With Customer Excluding Assessed Tax	$ 0	$ 0	$ 0